SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Share Capital
NOTE 11 - SHARE CAPITAL

Common shares authorized, issued and related contributed capital by controlling shareholders as of December 31, 2018 and 2017 were as follows

In Thousands of US Dollars and shares
Description	2018	2017	2016
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	64,676	56,378	49,116
Dollars	$126,684	$108,196	$92,125

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

Common Stock

In February 2016, the Corporation filed a prospectus supplement and accompanying prospectus related to the potential issuance and sale of up to $12,000,000 of our common stock, no par value per share, from time to time through our sales agent, Chardan Capital Markets, LLC, or Chardan. These sales have been made under an equity distribution agreement, dated February 5, 2016, between the Corporation and Chardan, which we refer to as the equity distribution agreement.

Sales of our common stock under this prospectus supplement and the accompanying prospectus are made by any method permitted by law deemed to be an “at-the-market” offering as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on The NASDAQ Capital Market, on any other existing trading market for our common. If expressly authorized by us, Chardan may also sell our common stock in privately negotiated transactions. Chardan acts as sales agent on a commercially reasonable efforts basis, consistent with its normal trading and sales practices and applicable state and federal laws, rules and regulations and the rules of NASDAQ. There is no specific date on which the offering will end, there are no minimum sale requirements and there are no arrangements to place any of the proceeds of this offering in an escrow, trust or similar account.

During the year end December 31, 2018, the Corporation completed 11 private placements and raised a total of $14,931,958 in share capital. A total of 5,137,950 shares were issued at an average price of $2.91 per share for the private placement. The Corporation has sold 50,000 shares to one of its officers at $3.00 per share as shares subscription receivable by the year end of 2018.